Severance Charge (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Severance Charge [Line Items]
Total severance charge	$ 1,864,000	$ 1,864,000	$ 0
Stock-based compensation		(1,161,000)	0
Cash compensation		703,000
Payments in 2014		148,000
Accrued severance, December 31, 2014		$ 555,000